Inventories - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory write-down	$ 1,340	$ 925	[1]	$ 1,502	[1]

[1]	Restated (refer to Note 2(c))